UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

STF ETFs

STF Tactical Growth ETF (TUG)
STF Tactical Growth & Income ETF (TUGN)

SEMI-ANNUAL REPORT

September 30, 2022
(Unaudited)

STF ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments	4
Statements of Assets and Liabilities	10
Statements of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement	23
Supplemental Information	25
Review of Liquidity Risk Management Program	26

STF ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (April 1, 2022 to September 30, 2022), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

STF ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Hypothetical Account Value 4/1/22^	Beginning Account Value 5/18/22	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During the Period
STF Tactical Growth ETF
Actual	N/A	$ 1,000.00	$ 955.90	0.65%	$ 2.37(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,021.81	0.65%	$ 3.29(2)
	Beginning Account Value 4/1/22^	Beginning Account Value 5/18/22	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During the Period
STF Tactical Growth & Income ETF
Actual	N/A	$ 1,000.00	$ 891.90	0.65%	$ 2.29(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,021.81	0.65%	$ 3.29(2)

(^)	Fund commenced operations on May 18, 2022.

(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days since inception, 136 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

STF Tactical Growth ETF

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 9.0%
Accommodation — 0.0% (c)
Marriott International, Inc. - Class A	410	$57,457

Administrative and Support Services — 0.2%
Atlassian Corp. PLC - Class A (a)(b)	179	37,696
Booking Holdings, Inc. (a)	51	83,804
PayPal Holdings, Inc. (a)	1,434	123,424
		244,924
Apparel Manufacturing — 0.0% (c)
Lululemon Athletica, Inc.(a)(b)	155	43,332

Beverage and Tobacco Product Manufacturing — 0.3%
Keurig Dr. Pepper, Inc.	1,761	63,079
Monster Beverage Corp. (a)	655	56,959
PepsiCo, Inc.	1,710	279,174
		399,212
Broadcasting (except Internet) — 0.1%
Comcast Corp. - Class A	5,562	163,133
Sirius XM Holdings, Inc.	4,837	27,619
		190,752
Chemical Manufacturing — 0.5%
Amgen, Inc.	662	149,215
AstraZeneca PLC - ADR (b)	736	40,362
Biogen, Inc. (a)	185	49,395
Gilead Sciences, Inc.	1,542	95,126
Moderna, Inc. (a)	499	59,007
Regeneron Pharmaceuticals (a)	137	94,375
Seagen, Inc. (a)	234	32,018
Vertex Pharmaceuticals, Inc.(a)	316	91,495
		610,993
Clothing and Clothing Accessories Stores — 0.1%
Charter Communications, Inc. - Class A (a)	214	64,917
Ross Stores, Inc.	440	37,079
		101,996
Computer and Electronic Product Manufacturing — 3.2%
Advanced Micro Devices, Inc. (a)	2,028	128,494
Alphabet, Inc. - Class A (a)	4,481	428,608
Alphabet, Inc. - Class C (a)	4,661	448,155
Analog Devices, Inc.	654	91,128
Apple, Inc.	12,166	1,681,341
Broadcom, Inc.	511	226,889
Cisco Systems, Inc.	5,134	205,360
Fortinet, Inc.(a)	981	48,196
IDEXX Laboratories, Inc. (a)	106	34,535
Illumina, Inc.(a)	201	38,349
Intel Corp.	5,116	131,839
Lam Research Corp.	176	64,416
Marvell Technology, Inc.	1,067	45,785
Microchip Technology, Inc.	682	41,622
Micron Technology, Inc.	1,395	69,890
NVIDIA Corp.	2,673	324,476
NXP Semiconductors (b)	325	47,941
QUALCOMM, Inc.	1,409	159,189
Skyworks Solutions, Inc.	206	17,566
Texas Instruments, Inc.	1,148	177,687
		4,411,466
Data Processing, Hosting and Related Services — 0.2%
Airbnb, Inc. - Class A (a)	476	49,999
Automatic Data Processing, Inc.	520	117,619
Fiserv, Inc.(a)	804	75,230
Verisk Analytics, Inc.	200	34,106
		276,954
Food Manufacturing — 0.1%
Mondelez International, Inc. - Class A	1,713	93,924
The Kraft Heinz Co.	1,528	50,959
		144,883
Food Services and Drinking Places — 0.1%
Cintas Corp.	131	50,853
Starbucks Corp.	1,421	119,733
		170,586

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

September 30, 2022 (Unaudited) (Continued)

	Shares	Value
General Merchandise Stores — 0.2%
Costco Wholesale Corp.	552	$260,693
Dollar Tree, Inc.(a)	273	37,155
		297,848
Health and Personal Care Stores — 0.0% (c)
Walgreens Boots Alliance, Inc.	1,084	34,038

Machinery Manufacturing — 0.1%
Applied Materials, Inc.	1,094	89,632
ASML Holding - ADR (b)	109	45,273
KLA Corp.	192	58,105
		193,010
Merchant Wholesalers, Durable Goods — 0.1%
Copart, Inc. (a)	295	31,388
Fastenal Co.	714	32,872
		64,260
Miscellaneous Manufacturing — 0.1%
Align Technology, Inc. (a)	100	20,711
Dexcom, Inc. (a)	487	39,223
Intuitive Surgical, Inc. (a)	450	84,348
		144,282
Motor Vehicle and Parts Dealers — 0.0% (c)
O’Reilly Automotive, Inc. (a)	83	58,378

Nonstore Retailers — 0.7%
Amazon.com, Inc. (a)	7,598	858,574
eBay, Inc.	694	25,546
JD.com, Inc. - ADR (b)	638	32,091
MercadoLibre, Inc. (a)(b)	64	52,978
Pinduoduo, Inc. - ADR (a)(b)	541	33,856
		1,003,045
Other Information Services — 0.3%
Meta Platforms, Inc. - Class A (a)	2,579	349,919
VeriSign, Inc. (a)	139	24,144
		374,063
Professional, Scientific, and Technical Services — 0.2%
Baidu, Inc. - ADR (a)(b)	286	33,602
Cognizant Technology Solutions - Class A	643	36,934
Match Group, Inc. (a)	360	17,190
Palo Alto Networks, Inc. (a)	371	60,766
Paychex, Inc.	458	51,392
Workday, Inc. - Class A (a)	240	36,533
Zscaler, Inc. (a)	175	28,765
		265,182
Publishing Industries (except Internet) — 1.4%
Activision Blizzard, Inc.	961	71,441
Adobe Systems, Inc. (a)	583	160,441
ANSYS, Inc. (a)	110	24,387
Autodesk, Inc. (a)	271	50,623
Cadence Design Systems, Inc. (a)	344	56,220
Crowdstrike Holdings, Inc. - Class A (a)	260	42,851
Datadog, Inc. - Class A (a)	354	31,428
DocuSign, Inc. (a)	243	12,993
Electronic Arts, Inc.	355	41,077
Intuit, Inc.	352	136,337
Microsoft Corp.	5,591	1,302,144
Okta, Inc. (a)	188	10,691
Splunk, Inc. (a)	205	15,416
Synopsys, Inc. (a)	194	59,269
		2,015,318
Rail Transportation — 0.1%
CSX Corp.	2,762	73,580

Rental and Leasing Services — 0.1%
Netflix, Inc. (a)	556	130,905

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0% (c)
Lucid Group, Inc. (a)	2,180	30,455

Specialty Trade Contractors — 0.0% (c)
NetEase, Inc. - ADR (b)	232	17,539

Telecommunications — 0.2%
T-Mobile U.S., Inc. (a)	1,548	207,695
Zoom Video Communications, Inc. - Class A (a)	309	22,739
		230,434
Transportation Equipment Manufacturing — 0.6%
Honeywell International, Inc.	847	141,423
PACCAR, Inc.	436	36,489
Tesla, Inc. (a)	2,367	627,847
		805,759
Truck Transportation — 0.0% (c)
Old Dominion Freight Line, Inc.	144	35,823

Utilities — 0.1%
American Electric Power Co., Inc.	643	55,588
Constellation Energy Corp.	412	34,274
Exelon Corp.	1,226	45,926
Xcel Energy, Inc.	681	43,584
		179,372
TOTAL COMMON STOCKS (Cost $13,545,081)		12,605,846

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

September 30, 2022 (Unaudited) (Continued)

	Principal Amounts	Value
U.S. GOVERNMENT OBLIGATIONS — 90.7%
U.S. Treasury Notes — 90.7%
1.625%, 4/30/2023	$13,028,900	$12,848,080
2.750%, 4/30/2023	13,028,900	12,937,147
1.750%, 5/15/2023	13,028,900	12,844,033
0.125%, 5/31/2023	13,028,900	12,691,372
1.625%, 5/31/2023	13,028,900	12,820,234
0.250%, 6/15/2023	13,028,900	12,679,183
1.375%, 6/30/2023	13,028,900	12,766,795
0.125%, 7/15/2023	13,028,900	12,618,668
0.125%, 7/31/2023	13,028,900	12,593,755
0.125%, 8/15/2023	13,028,900	12,571,386
		127,370,653
TOTAL U.S. TREASURY NOTES (Cost $128,371,779)

Total Investments — (Cost $141,916,860) — 99.7%		139,976,499
Other assets and liabilities, net — 0.3%		415,206
TOTAL NET ASSETS — 100.0%		$140,391,705

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 8.3%
Accommodation — 0.0% (c)
Marriott International, Inc. - Class A	72	$10,090

Administrative and Support Services — 0.2%
Atlassian Corp. PLC - Class A (a)(b)	26	5,475
Booking Holdings, Inc. (a)	7	11,503
PayPal Holdings, Inc. (a)	273	23,497
		40,475
Apparel Manufacturing — 0.0% (c)
Lululemon Athletica, Inc. (a)(b)	22	6,150

Beverage and Tobacco Product Manufacturing — 0.3%
Keurig Dr. Pepper, Inc.	333	11,928
Monster Beverage Corp. (a)	121	10,522
PepsiCo, Inc.	326	53,223
		75,673
Broadcasting (except Internet) — 0.1%
Comcast Corp. - Class A	1,078	31,618
Sirius XM Holdings, Inc.	934	5,333
		36,951
Chemical Manufacturing — 0.4%
Amgen, Inc.	122	27,499
AstraZeneca PLC - ADR (b)	133	7,294
Biogen, Inc. (a)	27	7,209
Gilead Sciences, Inc.	289	17,828
Moderna, Inc. (a)	86	10,169
Regeneron Pharmaceuticals (a)	20	13,777
Seagen, Inc. (a)	34	4,652
Vertex Pharmaceuticals, Inc. (a)	59	17,083
		105,511
Clothing and Clothing Accessories Stores — 0.1%
Charter Communications, Inc. - Class A (a)	31	9,404
Ross Stores, Inc.	77	6,489
		15,893
Computer and Electronic Product Manufacturing — 3.0%
Advanced Micro Devices, Inc. (a)	385	24,393
Alphabet, Inc. - Class A (a)	869	83,120
Alphabet, Inc. - Class C (a)	896	86,150
Analog Devices, Inc.	120	16,721
Apple, Inc.	2,058	284,415
Broadcom, Inc.	88	39,073
Cisco Systems, Inc.	990	39,600
Fortinet, Inc. (a)	182	8,942
IDEXX Laboratories, Inc. (a)	15	4,887
Illumina, Inc. (a)	29	5,533
Intel Corp.	987	25,435
Lam Research Corp.	26	9,516
Marvell Technology, Inc.	206	8,839
Microchip Technology, Inc.	125	7,629
Micron Technology, Inc.	266	13,327
NVIDIA Corp.	517	62,759
NXP Semiconductors (b)	60	8,851
QUALCOMM, Inc.	268	30,279
Skyworks Solutions, Inc.	30	2,558
Texas Instruments, Inc.	218	33,742
		795,769
Data Processing, Hosting and Related Services — 0.2%
Airbnb, Inc. - Class A (a)	82	8,613
Automatic Data Processing, Inc.	89	20,131
Fiserv, Inc. (a)	155	14,503
Verisk Analytics, Inc.	29	4,946
		48,193

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

September 30, 2022 (Unaudited) (Continued)

	Shares	Value
Food Manufacturing — 0.1%
Mondelez International, Inc. - Class A	326	$17,875
The Kraft Heinz Co.	287	9,571
		27,446
Food Services and Drinking Places — 0.1%
Cintas Corp.	19	7,376
Starbucks Corp.	271	22,835
		30,211
General Merchandise Stores — 0.2%
Costco Wholesale Corp.	106	50,061
Dollar Tree, Inc. (a)	52	7,077
		57,138
Health and Personal Care Stores — 0.0% (c)
Walgreens Boots Alliance, Inc.	209	6,563

Machinery Manufacturing — 0.1%
Applied Materials, Inc.	210	17,205
ASML Holding - ADR (b)	16	6,646
KLA Corp.	28	8,474
		32,325
Merchant Wholesalers, Durable Goods — 0.0% (c)
Copart, Inc. (a)	56	5,958
Fastenal Co.	130	5,985
		11,943
Miscellaneous Manufacturing — 0.1%
Align Technology, Inc. (a)	14	2,900
Dexcom, Inc. (a)	84	6,765
Intuitive Surgical, Inc. (a)	78	14,620
		24,285
Motor Vehicle and Parts Dealers — 0.0% (c)
O’Reilly Automotive, Inc. (a)	12	8,440

Nonstore Retailers — 0.7%
Amazon.com, Inc. (a)	1,464	165,432
eBay, Inc.	126	4,638
JD.com, Inc. - ADR (b)	118	5,936
MercadoLibre, Inc. (a)(b)	9	7,450
Pinduoduo, Inc. - ADR (a)(b)	104	6,508
		189,964
Other Information Services — 0.3%
Meta Platforms, Inc. - Class A (a)	490	66,483
VeriSign, Inc. (a)	20	3,474
		69,957
Professional, Scientific, and Technical Services — 0.2%
Baidu, Inc. - ADR (a)(b)	54	6,345
Cognizant Technology Solutions - Class A	119	6,835
Match Group, Inc. (a)	65	3,104
Palo Alto Networks, Inc. (a)(b)	61	9,991
Paychex, Inc.	79	8,865
Workday, Inc. - Class A (a)	36	5,480
Zscaler, Inc. (a)	25	4,109
		44,729

Publishing Industries (except Internet) — 1.2%
Activision Blizzard, Inc.	179	13,307
Adobe Systems, Inc. (a)	110	30,272
ANSYS, Inc. (a)	16	3,547
Autodesk, Inc. (a)	52	9,714
Cadence Design Systems, Inc. (a)	63	10,296
Crowdstrike Holdings, Inc. - Class A (a)	38	6,263
Datadog, Inc. - Class A (a)	64	5,682
DocuSign, Inc. (a)	36	1,925
Electronic Arts, Inc.	64	7,405
Intuit, Inc.	64	24,788
Microsoft Corp.	932	217,063
Okta, Inc. (a)	27	1,536
Splunk, Inc. (a)	30	2,256
Synopsys, Inc. (a)	28	8,554
		342,608
Rail Transportation — 0.1%
CSX Corp.	530	14,119

Rental and Leasing Services — 0.1%
Netflix, Inc. (a)	106	24,957

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0% (c)
Lucid Group, Inc. (a)	420	5,867

Specialty Trade Contractors — 0.0% (c)
NetEase, Inc. - ADR (b)	34	2,570

Telecommunications — 0.2%
T-Mobile U.S., Inc. (a)	289	38,775
Zoom Video Communications, Inc. - Class A (a)	58	4,268
		43,043
Transportation Equipment Manufacturing — 0.6%
Honeywell International, Inc.	161	26,882
PACCAR, Inc.	76	6,360
Tesla, Inc. (a)	459	121,750
		154,992
Truck Transportation — 0.0% (c)
Old Dominion Freight Line, Inc.	21	5,224

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

September 30, 2022 (Unaudited) (Continued)

	Shares	Value
Utilities — 0.1%
American Electric Power Co., Inc.	119	$10,287
Constellation Energy Corp.	73	6,073
Exelon Corp.	230	8,616
Xcel Energy, Inc.	124	7,936
		32,912
TOTAL COMMON STOCKS (Cost $2,443,229)		2,263,998

	Principal Amounts	Value
U.S. GOVERNMENT OBLIGATIONS — 90.9%
U.S. Treasury Notes — 90.9%
1.625%, 4/30/2023	$2,546,100	$2,510,764
2.750%, 4/30/2023	2,546,100	2,528,170
1.750%, 5/15/2023	2,546,100	2,509,973
1.625%, 5/31/2023	2,546,100	2,505,323
0.250%, 6/15/2023	2,546,100	2,477,758
1.375%, 6/30/2023	2,546,100	2,494,880
0.125%, 7/15/2023	2,546,100	2,465,933
0.125%, 8/15/2023	2,546,100	2,456,693
0.125%, 8/15/2023	2,546,100	2,480,140
0.125%, 7/31/2023	2,546,100	2,461,064

TOTAL U.S. TREASURY NOTES (Cost $25,044,147)		24,890,698

Total Investments — (Cost $27,487,376) — 99.2%		27,154,696
Other assets and liabilities, net — 0.8%		232,843
TOTAL NET ASSETS — 100.0%		$27,387,539

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Assets and Liabilities

September 30, 2022 (Unaudited)

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Assets
Investments, at value (cost $141,916,860 and $27,487,376 respectively)	$139,976,499	$27,154,696
Cash	2,935,523	155,024
Dividend and interest receivable	466,890	91,182
Receivable for investment securities sold	1,258,571	—
Total assets	144,637,483	27,400,902

Liabilities
Payable for Fund shares redeemed	4,167,318	—
Payble to Adviser	78,460	13,363
Total liabilities	4,245,778	13,363
Net Assets	$140,391,705	$27,387,539

Net Assets Consists of:
Paid-in capital	$148,162,107	$30,277,029
Total distributable earnings (accumulated losses)	(7,770,402)	(2,889,490)
Net Assets	$140,391,705	$27,387,539

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,900,000	1,275,000
Net Asset Value, redemption price and offering price per share	$23.80	$21.48

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Operations

September 30, 2022 (Unaudited)

	STF Tactical Growth ETF (1)	STF Tactical Growth & Income ETF (1)
Investment Income
Dividend income (net of witholding tax, $163 and $16 respectively)	$143,890	$15,843
Interest Income	929,112	130,801
Total investment income	1,073,002	146,644

Expenses
Investment advisory fees	349,902	41,961
Total expenses	349,902	41,961
Net investment income	723,100	104,683

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(5,925,166)	(699,851)
Purchased options	—	249,341
Written options	—	(1,453,633)
Net realized loss	(5,925,166)	(1,904,143)
Net change in unrealized appreciation/depreciation on investments	(1,940,361)	(332,680)
Net realized and unrealized loss	(7,865,527)	(2,236,823)
Net decrease in net assets from operations	$(7,142,427)	$(2,132,140)

(1)	The Funds commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Statement of Changes in Net Assets

Period Ended September 30, 2022 (Unaudited)(1)
From Operations
Net investment gain	$723,100
Net realized loss on investment	(5,925,166)
Net change in unrealized appreciation/depreciation on investments	(1,940,361)
Net decrease in net assets resulting from operations	(7,142,427)

From Distributions
Distributable earnings	(627,975)
Total distributions	(627,975)

From Capital Share Transactions
Proceeds from shares sold	162,491,640
Cost of shares redeemed	(14,329,625)
Transaction fees (Note 4)	92
Net increase in net assets resulting from capital share transactions	148,162,107

Total Increase in Net Assets	140,391,705

Net Assets
Beginning of period	—
End of period	$140,391,705

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	6,500,000
Shares redeemed	(600,000)
Shares outstanding, end of period	5,900,000

(1)	The Funds commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Statement of Changes in Net Assets

Period Ended September 30, 2022 (Unaudited)(1)
From Operations
Net investment gain	$104,683
Net realized loss on investments	(1,904,143)
Net change in unrealized appreciation/depreciation on investments	(332,680)
Net decrease in net assets resulting from operations	(2,132,140)

From Distributions
Distributable earnings	(757,350)
Total distributions	(757,350)

From Capital Share Transactions
Proceeds from shares sold	34,938,590
Cost of shares redeemed	(4,663,895)
Transaction fees (Note 4)	2,334
Net increase in net assets resulting from capital share transactions	30,277,029

Total Increase in Net Assets	27,387,539

Net Assets
Beginning of period	—
End of period	$27,387,539

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,475,000
Shares redeemed	(200,000)
Shares outstanding, end of period	1,275,000

(1)	The Funds commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended September 30, 2022 (Unaudited)(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.12
Net realized and unrealized gain (loss)	(1.22)
Total from investment operations	(1.10)

Less distributions paid:
From net investment income	(0.10)
Total distributions paid	(0.10)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (7)

Net Asset Value, End of Period	$23.80

Total return, at NAV(3)(4)	-4.41%
Total return, at Market(3)(4)	-4.57%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$140,392

Ratio of expenses to average net assets(5)	0.65%
Ratio of net investment income (loss) to average net assets(5)	1.34%
Portfolio turnover rate(4)(6)	246%

(1)	The Fund commenced operations on May 18, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended September 30, 2022 (Unaudited)(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.14
Net realized and unrealized gain (loss)	(2.82)
Total from investment operations	(2.68)

Less distributions paid:
From net investment income	(0.84)
Total distributions paid	(0.84)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (7)

Net Asset Value, End of Period	$21.48

Total return, at NAV(3)(4)	-10.81%
Total return, at Market(3)(4)	-10.46%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$27,388

Ratio of expenses to average net assets(5)	0.65%
Ratio of net investment income (loss) to average net assets(5)	1.62%
Portfolio turnover rate(4)(6)	284%

(1)	The Fund commenced operations on May 18, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Notes to Financial Statements

September 30, 2022 (Unaudited)

1.	ORGANIZATION

The STF Tactical Growth ETF (“TUG”) and STF Tactical Growth & Income ETF (“TUGN”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

TUG is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve long-term growth of capital and TUGN is an actively-managed ETF that seeks long-term growth of capital and current income.

The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by STF Management LP, (the “Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

STF ETFs

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

STF ETFs

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at September 30, 2022, are as follows:

STF Tactical Growth ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$12,605,846	$—	$—	$12,605,846
U.S. Treasury Notes	—	127,370,653	—	127,370,653
Total Investments - Assets	$12,605,846	$127,370,653	$—	$139,976,499

STF Tactical Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,263,998	$—	$—	$2,263,998
U.S. Treasury Notes	—	24,890,698	—	24,890,698
Total Investments - Assets	$2,263,998	$24,890,698	$—	$27,154,696

*	See the Schedules of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered

STF ETFs

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on May 18, 2022.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of September 30, 2022, the Funds’ derivative instruments are not subject to a master netting arrangement.

STF ETFs

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

Derivative Instruments

The average monthly value outstanding of purchased and written options during the period ended September 30, 2022, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$292,169
Written Options	(321,321)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended September 30, 2022:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	249,341	(1,453,633)	—	—

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

STF ETFs

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

STF ETFs

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

5.	INVESTMENT TRANSACTIONS

During the period ended September 30, 2022, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TUG	$15,749	$(128,706)
TUGN	181,918	(48,094)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended September 30, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TUG	$239,049,806	$184,013,537	—	$1,678,131
TUGN	21,581,879	21,553,688	8,738,336	2,249,997

6.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

7.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to September 30, 2022, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

STF ETFs

Board Consideration and Approval of Advisory Agreement

September 30, 2022 (Unaudited)

At a meeting held on March 16-17, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between STF Management LP (the “Adviser”) and the Trust, on behalf of the STF Tactical Growth & Income ETF and STF Tactical Growth ETF (each, a “Fund” and together, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of a Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed a wide variety of information provided by, the Adviser. In addition to the written materials provided to the Board in advance of the Meeting, during the Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including information about its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to each Fund by the Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of the Funds. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act, and the information conveyed during the Adviser’s presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee reflects economies of scale to be shared with its respective Fund shareholders; (vi) any benefits to be derived by the Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and the approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Board also considered other services to be provided by the Adviser to each Fund, including monitoring adherence to the Fund’s investment restrictions, overseeing the activities of service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser.

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. Instead, the Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board reviewed the proposed expense ratio for each Fund and compared the Fund’s expense ratio to its respective Category Peer Group (as defined below) as follows:

STF ETFs

Board Consideration and Approval of Advisory Agreement

September 30, 2022 (Unaudited) (Continued)

STF Tactical Growth & Income ETF: The Board reviewed the proposed expense ratio for the Fund and compared it to its peer funds in the universe of High Yield Bond, Options Trading, Intermediate Core-Plus Bond, and Derivative Income ETFs as reported by Morningstar (the “Category Peer Group”) and certain funds identified by the Adviser as the Fund’s most similar peer funds (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was lower than the median for the Category Peer Group and was within the range of expense ratios for the Selected Peer Group.

STF Tactical Growth ETF: The Board reviewed the proposed expense ratio for the Fund and compared it to those of its peer funds in the universe of High Yield Bond, Intermediate Core-Plus Bond, and Derivative Income ETFs as reported by Morningstar (the “Category Peer Group”) and certain funds identified by the Adviser as the Fund’s peer funds (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was higher than both the median for the Category Peer Group and the range of expense ratios for the Selected Peer Group. The Board noted the Adviser’s discussion of the characteristics that set the Fund apart from its peers and warrant a higher expense ratio, and agreed to monitor the Fund’s performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning each Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board considered the Adviser’s projected break-even point for each Fund or the level of each Fund’s assets under management at which the Adviser may earn revenue from its unitary fee in excess of the expenses necessary to operate the Fund on a day-to-day basis. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of the Funds’ proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.

Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing each Fund and acknowledged that breakpoints might be warranted as the Fund’s assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s respective shareholders. The Board stated that it would monitor fees as each Fund grows and consider whether fee breakpoints may be warranted in the future.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

STF ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-590-9112, or by visiting the Funds’ website at www.stfm.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-590-9112. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-590-9112 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.stfm.com.

STF ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

STF Management, LP
6136 Frisco Square Boulevard, Suite 400
Frisco, TX 75034

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*		/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/7/2022

By (Signature and Title)*		/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	12/7/2022

* Print the name and title of each signing officer under his or her signature.